INCOME TAX - Effective income tax reconciliation (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
INCOME TAX
Statutory income tax rate	25.00%	25.00%
Effective income tax rate	(0.44%)	(5.05%)